SHARE PREMIUM ACCOUNT (Details) - Schedule of Share Premium Account - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Share Premium Account [Abstract]
Beginning Balance		£ 17,719	£ 17,634	£ 17,622
Issued under employee share schemes		29	85	12
Redemption of preference shares	[1]	3
Ending Balance		£ 17,751	£ 17,719	£ 17,634

[1]	During the year ended 31 December 2019, the Company redeemed all of its outstanding 6.3673% Non-cumulative Fixed to Floating Rate Preference Shares at their combined sterling par value of 3 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of 3 million was transferred from the distributable merger reserve to the share premium account.